Segment Information - Schedule of major customer information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major customer information
Revenue	$ 53,505	$ 47,300	$ 40,760
Client A
Major customer information
Revenue	$ 4,416	$ 5,195	$ 5,869